INCOME TAXES - Schedule of United States and foreign Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United States and foreign income (loss) before income taxes
United States	$ 4,749	$ 643	$ 16,378
Foreign	1,683	(4,328)	(3,533)
Elimination of Intercompany Dividend Income	(12,760)		(15,422)
Income (loss) before income taxes and minority interest	$ (6,328)	$ (3,685)	$ (2,577)